Note 10 - Subsequent Events	9 Months Ended
Sep. 30, 2014
Notes
Note 10 - Subsequent Events

NOTE 10 – Subsequent Events

Subsequent to the period ended September 30, 2014, on October 1, 2014, we issued 57,400 restricted common shares to employees as bonus compensation at a price of $0.3449 per share for aggregate deemed compensation of $18,790. These shares were issued to US persons, in accordance with exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

Subsequent to the period ended September 30, 2014, on October 24, 2014, we issued 352,759 restricted common shares to a vendor at a price of $0.2835 per share for aggregate deemed fees of $100,007. These shares were issued to a US corporation, in accordance with exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

It was management's assessment that there were no other events which should be classified as subsequent events for the period of these financial statements.